Goodwill and other intangibles (Details) - Rubicon Technologies, LLC and Subsidiaries [Member] - Rubicon [Member] - USD ($) $ in Thousands	9 Months Ended	12 Months Ended		24 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 23,451	$ 23,451	$ 23,451	$ 23,451
Accumulated Amortization	(11,319)	(9,088)	(5,818)	(9,088)
Net Carrying Amount	12,132	14,363	17,633	14,363
Finite-Lived Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	24,286	24,236	24,018	24,236
Accumulated Amortization	(11,319)	(9,088)	(5,818)	(9,088)
Net Carrying Amount	12,967	15,148	18,200	15,148
Domain Name [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	835	785	567	785
Net Carrying Amount	$ 835	$ 785	567	$ 785
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	5 years	5 years		5 years
Gross Carrying Amount	$ 728	$ 728	728	$ 728
Accumulated Amortization	(728)	(719)	(545)	(719)
Net Carrying Amount		9	183	9
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	20,976	20,976	20,976	20,976
Accumulated Amortization	(8,942)	(7,023)	(4,463)	(7,023)
Net Carrying Amount	$ 12,034	$ 13,953	$ 16,513	13,953
Customer Relationships [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	2 years	2 years	2 years
Customer Relationships [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	8 years	8 years	8 years
Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 550	$ 550	$ 550	550
Accumulated Amortization	(452)	(349)	(211)	(349)
Net Carrying Amount	$ 98	$ 201	$ 339	201
Noncompete Agreements [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	3 years	3 years	3 years
Noncompete Agreements [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	4 years	4 years	4 years
Technology Equipment [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	3 years	3 years	3 years
Gross Carrying Amount	$ 1,197	$ 1,197	$ 1,197	1,197
Accumulated Amortization	$ (1,197)	(997)	(599)	(997)
Net Carrying Amount		$ 200	$ 598	$ 200
Domain Name [Member]
Finite-Lived Intangible Assets [Line Items]
[custom:DomainNameAtUsefulLife]	Indefinite	Indefinite	Indefinite